Earnings per Share	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Earnings per Share
37. Earnings per Share
37.1 Basic Earnings per Share
Basic earnings per share is calculated by dividing profit attributable to ordinary equity holders of the Parent Company by the weighted average number of ordinary shares outstanding.
37.1.1 Weighted average number of ordinary shares outstanding

(In number of shares)	2022		2023		2024
	Number of shares	Accumulated number of shares	Number of shares	Accumulated number of shares	Number of shares	Accumulated number of shares
Number of issued ordinary shares	408,897,068	150,138,929,728	403,511,072	147,787,824,904	393,528,423	146,287,481,492
Number of treasury shares*	(19,262,733)	(7,922,397,453)	(24,847,247)	(7,617,096,867)	(19,927,704)	(7,659,481,944)

Average number of ordinary shares outstanding	389,634,335	142,216,532,275	378,663,825	140,170,728,037	373,600,719	138,627,999,548

Number of days		365		365		366
Weighted average number of ordinary shares outstanding		389,634,335		384,029,392		378,765,026

*	Treasury stock retired during the year ended December 31, 2023 and 2024 were deducted from April 4, 2023 and August 14, 2024, respectively.
37.1.2 Basic earnings per share

(In Korean won and in number of shares)	2022		2023		2024
Profit attributable to shareholders of the Parent Company	￦	4,112,493,074,223	￦	4,594,834,837,385	￦	5,078,220,543,511
Deduction: Dividends on hybrid securities		(126,402,175,000)		(184,915,050,000)		(199,798,800,000)

Profit attributable to ordinary equity holders of the Parent Company (A)		3,986,090,899,223		4,409,919,787,385		4,878,421,743,511
Weighted average number of ordinary shares outstanding (B)		389,634,335		384,029,392		378,765,026
Basic earnings per share (A/B)	￦	10,230	￦	11,483	￦	12,880
37.2 Diluted Earnings per Share
Diluted earnings per share is calculated through increasing the weighted average number of ordinary shares outstanding by the weighted average number of additional ordinary shares that would have been outstanding assuming the conversion of all dilutive potential ordinary shares. The Group has dilutive potential ordinary shares such as stock grants and ordinary share exchange right of exchangeable bonds.
A calculation is done to determine the number of shares that could have been acquired at fair value (determined as the average market share price for the year) based on the monetary value of stock grants. The number of shares calculated above is compared with the number of shares that would have been issued assuming the settlement of stock grants.
Exchangeable bonds are included in potential ordinary shares from the exercisable date of the exchange right, and interest expense after tax for the period is added to profit for diluted earnings per share.

37.2.1 Adjusted profit for diluted earnings per share

(In Korean won)	2022		2023		2024

Profit attributable to shareholders of the Parent Company	￦	4,112,493,074,223	￦	4,594,834,837,385	￦	5,078,220,543,511
Deduction: Dividends on hybrid securities		(126,402,175,000)		(184,915,050,000)		(199,798,800,000)

Profit attributable to ordinary equity holders of the Parent Company		3,986,090,899,223		4,409,919,787,385		4,878,421,743,511
Adjustments: Interest expense on exchangeable bonds		2,380,953,816		2,451,851,049		306,631,690

Adjusted profit for diluted earnings per share	￦	3,988,471,853,039	￦	4,412,371,638,434	￦	4,878,728,375,201

37.2.2 Weighted average number of ordinary shares outstanding for diluted earnings per share

(In number of shares)	2022	2023	2024
Weighted average number of ordinary shares outstanding	389,634,335	384,029,392	378,765,026
Adjustment:
Stock grants	4,306,711	4,300,774	4,001,803
Exchangeable bonds	5,000,000	5,000,000	601,093

Adjusted weighted average number of ordinary shares outstanding for diluted earnings per share	398,941,046	393,330,166	383,367,922

37.2.3 Diluted earnings per share

(In Korean won and in number of shares)	2022		2023		2024
Adjusted profit for diluted earnings per share	￦	3,988,471,853,039	￦	4,412,371,638,434	￦	4,878,728,375,201
Adjusted weighted average number of ordinary shares outstanding for diluted earnings per share		398,941,046		393,330,166		383,367,922

Diluted earnings per share	￦	9,998	￦	11,218	￦	12,726